Note 5 - Loans (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2022	2021	2021

Point-of-sale loans and leases	$1,998,993	$1,279,576	$1,144,902
Commercial real estate mortgages	755,042	757,576	738,063
Commercial real estate loans	13,510	26,569	30,044
Public sector and other financing	35,605	32,587	33,201
	2,803,150	2,096,308	1,946,210

Allowance for credit losses	(1,699)	(1,453)	(1,732)
Accrued interest	12,670	8,195	7,676

Total loans, net of allowance for credit losses	$2,814,121	$2,103,050	$1,952,154

Disclosure of loans by lending asset category [text block]
	As at July 31, 2022				As at October 31, 2021
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$1,993,887	$3,714	$1,392	$1,998,993	$1,277,011	$2,565	$-	$1,279,576
ECL allowance	528	-	-	528	275	-	-	275
EL %	0.03%	0.00%	0.00%	0.03%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$648,297	$106,745	$-	$755,042	$694,869	$62,707	$-	$757,576
ECL allowance	979	117	-	1,096	980	134	-	1,114
EL %	0.15%	0.11%	0.00%	0.15%	0.14%	0.21%	0.00%	0.15%
Commercial real estate loans	$13,510	$-	$-	$13,510	$26,569	$-	$-	$26,569
ECL allowance	49	-	-	49	45	-	-	45
EL %	0.36%	0.00%	0.00%	0.36%	0.17%	0.00%	0.00%	0.17%
Public sector and other financing	$35,422	$183	$-	$35,605	$32,507	$80	$-	$32,587
ECL allowance	25	1	-	26	16	3	-	19
EL %	0.07%	0.55%	0.00%	0.07%	0.05%	3.75%	0.00%	0.06%
Total loans	$2,691,116	$110,642	$1,392	$2,803,150	$2,030,956	$65,352	$-	$2,096,308
Total ECL allowance	1,581	118	-	1,699	1,316	137	-	1,453
Total EL %	0.06%	0.11%	0.00%	0.06%	0.06%	0.21%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$1,699	$1,129	$1,436	$2,000
Variance from reported ECL		(570)	(263)	301
Variance from reported ECL (%)		(34%)	(15%)	18%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$419	$-	$-	$419
Transfer in (out) to Stage 1	16	(16)	-	-
Transfer in (out) to Stage 2	(45)	45	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	138	(29)	-	109
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	109	-	-	109
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$528	$-	$-	$528

Commercial real estate mortgages
Balance at beginning of period	$948	$101	$-	$1,049
Transfer in (out) to Stage 1	16	(16)	-	-
Transfer in (out) to Stage 2	(88)	88	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	49	(38)	-	11
Loan originations	64	-	-	64
Derecognitions and maturities	(10)	(18)	-	(28)
Provision for (recovery of) credit losses	31	16	-	47
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$979	$117	$-	$1,096

Commercial real estate loans
Balance at beginning of period	$40	$-	$-	$40
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	-	-	9
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	9	-	-	9
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$49	$-	$-	$49

Public sector and other financing
Balance at beginning of period	$24	$1	$-	$25
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1	-	-	1
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1	-	-	1
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$25	$1	$-	$26

Total balance at end of period	$1,581	$118	$-	$1,699
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$238	$-	$-	$238
Transfer in (out) to Stage 1	34	(34)	-	-
Transfer in (out) to Stage 2	(29)	29	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	16	5	-	21
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	21	-	-	21
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$259	$-	$-	$259

Commercial real estate mortgages
Balance at beginning of period	$1,079	$229	$-	$1,308
Transfer in (out) to Stage 1	47	(47)	-	-
Transfer in (out) to Stage 2	(23)	23	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	20	(17)	-	3
Loan originations	120	-	-	120
Derecognitions and maturities	(30)	-	-	(30)
Provision for (recovery of) credit losses	134	(41)	-	93
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,213	$188	$-	$1,401

Commercial real estate loans
Balance at beginning of period	$49	$-	$-	$49
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	3	-	-	3
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	3	-	-	3
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$52	$-	$-	$52

Public sector and other financing
Balance at beginning of period	$41	$-	$-	$41
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(16)	-	-	(16)
Loan originations	-	-	-	-
Derecognitions and maturities	(5)	-	-	(5)
Provision for (recovery of) credit losses	(21)	-	-	(21)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$20	$-	$-	$20

Total balance at end of period	$1,544	$188	$-	$1,732
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	68	(68)	-	-
Transfer in (out) to Stage 2	(130)	130	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	315	(62)	-	253
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	253	-	-	253
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$528	$-	$-	$528

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(92)	92	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(48)	(49)	-	(97)
Loan originations	224	-	-	224
Derecognitions and maturities	(123)	(22)	-	(145)
Provision for (recovery of) credit losses	(1)	(17)	-	(18)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$979	$117	$-	$1,096

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	4	-	-	4
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	-	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$49	$-	$-	$49

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	10	(2)	-	8
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	9	(2)	-	7
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$25	$1	$-	$26

Total balance at end of period	$1,581	$118	$-	$1,699
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$215	$-	$-	$215
Transfer in (out) to Stage 1	75	(75)	-	-
Transfer in (out) to Stage 2	(119)	119	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	88	(44)	-	44
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	44	-	-	44
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$259	$-	$-	$259
Commercial real estate mortgages
Balance at beginning of period	$1,174	$192	$-	$1,366
Transfer in (out) to Stage 1	47	(47)	-	-
Transfer in (out) to Stage 2	(81)	81	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(169)	29	-	(140)
Loan originations	344	-	-	344
Derecognitions and maturities	(102)	(67)	-	(169)
Provision for (recovery of) credit losses	39	(4)	-	35
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,213	$188	$-	$1,401

Commercial real estate loans
Balance at beginning of period	$137	$-	$-	$137
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(85)	-	-	(85)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(85)	-	-	(85)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$52	$-	$-	$52

Public sector and other financing
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(31)	-	-	(31)
Loan originations	-	-	-	-
Derecognitions and maturities	(6)	-	(116)	(122)
Provision for (recovery of) credit losses	(37)	-	(116)	(153)
Write-offs	-	-	-	-
Recoveries	-	-	116	116
Balance at end of period	$20	$-	$-	$20

Total balance at end of period	$1,544	$188	$-	$1,732